Fees Summary	Aug. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,624,900
Previously Paid Amount	0.00
Total Fee Amount	3,929.84
Total Offset Amount	0.00
Net Fee	3,929.84
Narrative - Max Aggregate Offering Price	$ 26,624,900
Final Prospectus	true